Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2023	December 31, 2022
Accounts payable	$13,567,262	$8,376,620
Accrued liabilities	77,078	886,324
Payroll, withholding and sales tax liabilities	420,679	420,072
Cash calls received from JV partner	-	917,064
	$14,065,019	$10,600,080